Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
Although we have not adopted a formal policy pertaining to the timing of stock option grants, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information that are likely to result in changes to the price of our common stock. Similarly, we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Beginning in 2025, the Compensation Committee expects to generally approve the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers, in the first four months of each fiscal year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
While we do not grant stock options in anticipation of, or immediately following, the release of material nonpublic information about our Company, the SEC has adopted Item 402(x) of Regulation S-K, which requires companies to disclose certain information in the event stock options were granted within four business days before or one business day after the filing of a 10-Q or 10-K, or the filing or furnishing of an 8-K that discloses material nonpublic information. We granted stock options to our named executive officers on July 1, 2025, which grant occurred on the same day as our Current Report on Form 8-K reporting certain board, executive and compensation changes. As such, the following tabular disclosure of our 2024 stock options grants is required by Item 402(x).

Name (a)	Grant Date (b)	Number of securities underlying the award ($/Sh) (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(f)

Brian M. Strem, Ph.D.	7/1/2024	31,259	$4.35	$125,658	5.71%
Eric J. Daniels, MD, MBA	7/1/2024	14,710	$4.35	$59,133	5.71%
Melissa Tosca, CPA	7/1/2024	15,239	$4.35	$61,259	5.71%

Award Timing Method	Beginning in 2025, the Compensation Committee expects to generally approve the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers, in the first four months of each fiscal year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we have not adopted a formal policy pertaining to the timing of stock option grants, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information that are likely to result in changes to the price of our common stock.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	As such, the following tabular disclosure of our 2024 stock options grants is required by Item 402(x).

Name (a)	Grant Date (b)	Number of securities underlying the award ($/Sh) (c)	Exercise price of the award ($/Sh) (d)	Grant date fair value of the award (e)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(f)

Brian M. Strem, Ph.D.	7/1/2024	31,259	$4.35	$125,658	5.71%
Eric J. Daniels, MD, MBA	7/1/2024	14,710	$4.35	$59,133	5.71%
Melissa Tosca, CPA	7/1/2024	15,239	$4.35	$61,259	5.71%

Brian M. Strem, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name	Brian M. Strem, Ph.D.
Underlying Securities | shares	31,259
Exercise Price | $ / shares	$ 4.35
Fair Value as of Grant Date | $	$ 125,658
Underlying Security Market Price Change	0.0571
Eric J. Daniels, MD, MBA [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric J. Daniels, MD, MBA
Underlying Securities | shares	14,710
Exercise Price | $ / shares	$ 4.35
Fair Value as of Grant Date | $	$ 59,133
Underlying Security Market Price Change	0.0571
Melissa Tosca, CPA [Member]
Awards Close in Time to MNPI Disclosures
Name	Melissa Tosca, CPA
Underlying Securities | shares	15,239
Exercise Price | $ / shares	$ 4.35
Fair Value as of Grant Date | $	$ 61,259
Underlying Security Market Price Change	0.0571